Discontinued Operations - Discontinued Assets and Liabilities of Business Held for Sale (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Cash and equivalents	$ 33	$ 28
Other assets	202	221
Assets of discontinued operations	235	249
Liabilities:
Liabilities of discontinued operations	$ 168	$ 179